Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,628,237)	$ (927,615)	$ (6,098,944)	$ (5,981,082)
Depreciation	900	1,613	3,643	61,724
Expense paid through issuance of stock	969,535	105,466	3,476,559	2,786,931
Amortization of loan discount	1,000,457	291,993	1,262,109	708,975
Adjustments to reconcile net loss to cash (used in) operating activities:
Change in accounts receivable	(61,507)	(64,725)	75,334	54,938
Change in prepaid expenses	(448,000)	11,389	(8,010)	254,160
Change in inventory	42,360	(115,843)	(4,145)	124,137
Change in inventory deposits	(647,147)	141,164	141,164	(49,524)
Change in accounts payable and accrued expense	(1,152,603)	327,821	304,445	65,102
Net Cash (Used in) Operating Activities	(2,924,242)	(228,737)	(847,845)	(1,974,639)
CASH FLOW FROM INVESTING ACTIVITIES:
Property and equipment purchased
Net Cash (Used in) Investing Activities
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds of Sale of Stock	9,038,456	150,000	772,505
Proceeds (repayments) of loans – officer - related party	(81,506)	30,084	35,548	51,083
Proceeds of exercise of Warrants
Proceeds of working capital loan	60,000	90,000	2,244,100	2,869,171
Repayment of loans – nonrelated party	(2,601,634)	(73,052)	(2,247,600)	(1,016,372)
Net Cash Provided by Financing Activities	6,415,316	197,032	804,553	1,903,882
CHANGE IN CASH	3,491,074	(31,705)	(43,292)	(70,757)
CASH AT BEGINNING OF PERIOD	17,607	60,899	60,899	131,656
CASH AT END OF PERIOD	3,508,681	29,194	17,607	60,899
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	188,607	59,635	214,798	168,834
Income taxes
Non-cash investing and financing activities:
Conversion of Debt to Equity			$ 2,691,940
Debt repayment through the issuance of stock	$ 1,950,224